Lease Arrangements - Summary of Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities - current	$ 3,505	$ 115	$ 3,339
Lease liabilities - noncurrent	7,470	$ 244	7,334
Lease liabilities	$ 10,975		$ 10,673